Convertible Debentures (Tables)	6 Months Ended
May 31, 2020
Related Party Transactions [Abstract]
Related party transactions
	May 31,	November 30,
	2020	2019
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$490,954	$473,442

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“May 2019 Debenture”)	$1,050,000	$1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	$231,080	$221,371
	$1,772,034	$1,744,813

Promissory notes
	May 31,	November 30,
	2020	2019
	$	$
Promissory notes payable to two directors and officers of the Company, unsecured, no annual interest rate on the outstanding loan balance	154,379	159,863
	154,379	159,863